Taxes on Income (Tax rates of subsidiaries outside Israel) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income taxes [Line Items]
Tax rate	23.00%	23.00%	24.00%
USA [Member]
Deferred income taxes [Line Items]
Tax rate	26.00%
Additional information for tax rate	In 2017, the U.S. government enacted comprehensive tax legislation which significantly revises the future ongoing U.S. federal corporate income tax by, among others, lowering U.S. corporate income tax rates and implementing a territorial tax system, commencing January 2018. The tax rate above is an estimated average and includes federal and states tax. Different rate may apply in each specific state.
China [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Brazil [Member]
Deferred income taxes [Line Items]
Tax rate	34.00%
Germany [Member]
Deferred income taxes [Line Items]
Tax rate	29.00%
United Kingdom [Member]
Deferred income taxes [Line Items]
Tax rate	19.00%
Additional information for tax rate	The tax rate in the UK will be reduced to 17% commencing April 1, 2020. There are current discussions in the UK to defer this tax reduction.
Spain [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Netherlands [Member]
Deferred income taxes [Line Items]
Tax rate	25.00%
Additional information for tax rate	The tax rate in the Netherlands will be reduced to 21.7% commencing 2021.